Accounts Payable Trade and Other Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Accounts payable trade and other accrued liabilities [Abstract]
Accounts payable trade and other accrued liabilities
13.	Accounts payable trade and other accrued liabilities

	December 31,
	2021	2020
Trade accounts payable	$6,910,451	$5,347,325
Other accrued liabilities	898,404	1,266,512
	$7,808,855	$6,613,837